Auditors' remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditors' remuneration
Fees payable to the Company's auditors for the audit of the Parent Company and Group accounts	$ 5	$ 6	$ 5
Audit of accounts of subsidiaries of the Group	8	8	9
Audit-related assurance services	1
Total	$ 14	$ 14	$ 14